New And Amended Accounting Standards And Interpretations And Changes To Accounting Policies - Additional Information (Detail) - USD ($) $ in Millions	Jun. 30, 2021	Jun. 30, 2020	Jul. 01, 2019	Jul. 01, 2018
Disclosure of initial application of standards or interpretations [line items]
Retained earnings	$ (46,779)	$ (43,396)
IAS Twelve [Member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of initial application of standards or interpretations [line items]
Retained earnings			$ 71	$ 71